Financial instruments - Fair values and risk management - Maturity profile (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 6,856.1	€ 6,915.6	€ 7,147.2
Cash Flow Hedges
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss		€ (171.8)
Cash Flow Hedges | Cross currency interest rate swap contract
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	€ 0.0
Secured debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.43%	2.47%	2.43%
Financial liabilities	€ 28.5	€ 187.5	€ 127.1
Secured debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	16.2	63.5	62.9
Secured debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 12.3	61.4	52.2
Secured debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		51.3	€ 12.0
Secured debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 11.3
Secured debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate		0.70%	0.14%
Financial liabilities		€ 65.7	€ 20.7
Secured debt | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		45.0	€ 20.7
Secured debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 20.7
Unsecured debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.39%	1.46%	1.31%
Financial liabilities	€ 3,131.4	€ 4,240.5	€ 4,041.3
Unsecured debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,040.5	1,617.4	1,140.9
Unsecured debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	46.0	916.2	807.7
Unsecured debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	846.1	808.9	47.8
Unsecured debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,198.8	49.0	847.0
Unsecured debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		849.0	€ 1,197.9
Unsecured debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	3.45%		0.75%
Financial liabilities	€ 750.0	750.0	€ 750.0
Unsecured debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	750.0
Unsecured debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			750.0
Unsecured debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 750.0
Promissory notes | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 230.0		€ 226.0
Debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	1.39%	1.50%	1.35%
Financial liabilities	€ 3,159.9	€ 4,428.0	€ 4,168.4
Debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,056.7	1,680.9	1,203.8
Debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	58.3	977.6	859.9
Debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	846.1	860.2	59.8
Debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,198.8	60.3	847.0
Debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		849.0	1,197.9
Lease liabilities - right of use
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 206.3	€ 183.1	€ 138.3
Lease liabilities - right of use | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	4.37%	2.39%	2.33%
Financial liabilities	€ 206.3	€ 183.1	€ 138.3
Lease liabilities - right of use | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	43.2	52.5	56.9
Lease liabilities - right of use | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	38.4	53.8	51.0
Lease liabilities - right of use | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	31.8	48.1	26.2
Lease liabilities - right of use | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	32.2	24.8	3.1
Lease liabilities - right of use | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	60.7	3.9	1.1
Total fixed rate debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	3,366.2	4,611.1	4,306.7
Total fixed rate debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,099.9	1,733.4	1,260.7
Total fixed rate debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	96.7	1,031.4	910.9
Total fixed rate debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	877.9	908.3	86.0
Total fixed rate debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,231.0	85.1	850.1
Total fixed rate debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 60.7	€ 852.9	€ 1,199.0
Total floating rate debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	3.45%	0.70%	0.73%
Financial liabilities	€ 750.0	€ 815.7	€ 770.7
Total floating rate debt | Floating rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		45.0	20.7
Total floating rate debt | Floating rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	750.0	20.7
Total floating rate debt | Floating rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			750.0
Total floating rate debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		750.0
Total financial liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	4,116.2	5,426.8	5,077.4
Total financial liabilities | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,099.9	1,778.4	1,281.4
Total financial liabilities | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	846.7	1,052.1	910.9
Total financial liabilities | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	877.9	908.3	836.0
Total financial liabilities | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,231.0	835.1	850.1
Total financial liabilities | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 60.7	€ 852.9	€ 1,199.0